Auditor's remuneration (Narrative) (Details) - GBP (£)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Auditors' Remuneration By Services [Line Items]
Auditor's remuneration		£ 56,000,000	£ 51,000,000	£ 48,000,000
Audit fees		10,000,000	8,000,000	11,000,000
Other audit related fees [member]
Auditors' Remuneration By Services [Line Items]
Audit fees	[1]	9,000,000	9,000,000	8,000,000
Other services [member]
Auditors' Remuneration By Services [Line Items]
Other services		2,000,000	2,000,000	2,000,000
KPMG [member]
Auditors' Remuneration By Services [Line Items]
Auditor's remuneration		50,000,000	45,000,000	42,000,000
Audit fees		5,000,000	5,000,000	4,000,000
Tax fees		0	0	0
KPMG [member] | Other services [member]
Auditors' Remuneration By Services [Line Items]
Other services		1,000,000	1,000,000	£ 2,000,000
KPMG [member] | Discontinued operations [member]
Auditors' Remuneration By Services [Line Items]
Auditor's remuneration		£ 0	£ 0

[1]	Comprises services in relation to statutory and regulatory filings. These include audit services for the review of the interim financial information under the Listing Rules of the UK listing authority